Going Concern (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 31, 2025	May 07, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Line Items]
Bank deposits				$ 20,000.00		$ 400,000	$ 200,000
Working capital deficit				15,900,000		14,600,000	7,400,000
Accumulated deficit				(26,754,500)		(24,734,689)	(8,247,862)
Operating cashflow				(594,171)	$ (773,422)	(5,934,771)	(1,680,128)
Short term loans				2,612,402		2,668,604	509,443
Proceed from convertible notes				$ 115,000		1,197,500
Forecast [Member]
Going Concern [Line Items]
Short term loans	$ 400,000
Proceed from convertible notes	$ 700,000
Subsequent Event [Member]
Going Concern [Line Items]
Proceed from convertible notes			$ 700,000
Equity line of credit		$ 20,000,000	$ 200,000
Going concern [Member]
Going Concern [Line Items]
Operating cashflow						$ (5,934,771)